Fair Value, Estimates for Financial Instruments Excluding those Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and due from banks	$ 21,757	$ 23,551
Interest-earning deposits with banks	119,493	149,736
Federal funds sold and securities purchased under resale agreements	102,140	80,207
Held-to-maturity debt securities	153,933	144,788
Loans	962,265	953,110	$ 956,770	$ 967,604	$ 916,559
Financial liabilities
Deposits	1,322,626	1,286,170
Short-term borrowings	104,512	105,787	103,256
Long-term debt	228,191	229,044
Mortgage loans [Member]
Financial assets
Loans held for sale	23,342	15,126
Loans held for sale [Member]
Financial assets
Loans held for sale	977	2,041
Commercial lease financing [Member]
Financial assets
Loans	19,831	19,696	$ 19,385	$ 19,289	$ 12,367
Carrying value [Member]
Financial assets
Cash and due from banks	21,757	23,551
Interest-earning deposits with banks	119,493	149,736
Federal funds sold and securities purchased under resale agreements	102,140	80,207
Held-to-maturity debt securities	153,933	144,788
Loans	933,042	923,703
Nonmarketable equity securities	4,790	5,643
Total financial assets	1,341,896	1,331,555
Financial liabilities
Deposits	118,849	130,645
Short-term borrowings	104,512	105,787
Long-term debt	228,159	229,008
Total financial liabilities	451,520	465,440
Fair Value Disclosures, Textual [Abstract]
Deposit liabilities with no defined or contractual maturity	1,200,000	1,200,000
Carrying value [Member] | Finance leases [Member]
Financial liabilities
Long-term debt	32	36
Carrying value [Member] | Mortgage loans [Member]
Financial assets
Loans held for sale	6,736	3,355
Carrying value [Member] | Loans held for sale [Member]
Financial assets
Loans held for sale	5	572
Carrying value [Member] | Commercial lease financing [Member]
Financial assets
Loans	19,500	19,700
Estimated fair value [Member]
Financial assets
Cash and due from banks	21,757	23,551
Interest-earning deposits with banks	119,493	149,736
Federal funds sold and securities purchased under resale agreements	102,140	80,207
Held-to-maturity debt securities	156,860	142,115
Loans	945,839	917,915
Nonmarketable equity securities	4,823	5,675
Total financial assets	1,358,577	1,323,133
Financial liabilities
Deposits	119,137	130,089
Short-term borrowings	104,513	105,789
Long-term debt	233,052	228,134
Total financial liabilities	456,702	464,012
Fair Value Disclosures, Textual [Abstract]
Loan commitments and standby, commercial and similar letters of credit	1,000	1,000
Estimated fair value [Member] | Mortgage loans [Member]
Financial assets
Loans held for sale	7,660	3,362
Estimated fair value [Member] | Loans held for sale [Member]
Financial assets
Loans held for sale	5	572
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	21,757	23,551
Interest-earning deposits with banks	119,257	149,542
Federal funds sold and securities purchased under resale agreements	0	0
Held-to-maturity debt securities	46,138	44,339
Loans	0	0
Nonmarketable equity securities	0	0
Total financial assets	187,152	217,432
Financial liabilities
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Total financial liabilities	0	0
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage loans [Member]
Financial assets
Loans held for sale	0	0
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member] | Loans held for sale [Member]
Financial assets
Loans held for sale	0	0
Estimated fair value [Member] | Fair value, inputs, level 2 [Member]
Financial assets
Cash and due from banks	0	0
Interest-earning deposits with banks	236	194
Federal funds sold and securities purchased under resale agreements	102,140	80,207
Held-to-maturity debt securities	109,933	97,275
Loans	54,125	45,190
Nonmarketable equity securities	0	0
Total financial assets	269,378	225,567
Financial liabilities
Deposits	87,279	107,448
Short-term borrowings	104,513	105,789
Long-term debt	231,332	225,904
Total financial liabilities	423,124	439,141
Estimated fair value [Member] | Fair value, inputs, level 2 [Member] | Mortgage loans [Member]
Financial assets
Loans held for sale	2,939	2,129
Estimated fair value [Member] | Fair value, inputs, level 2 [Member] | Loans held for sale [Member]
Financial assets
Loans held for sale	5	572
Estimated fair value [Member] | Fair value, inputs, level 3 [Member]
Financial assets
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Held-to-maturity debt securities	789	501
Loans	891,714	872,725
Nonmarketable equity securities	4,823	5,675
Total financial assets	902,047	880,134
Financial liabilities
Deposits	31,858	22,641
Short-term borrowings	0	0
Long-term debt	1,720	2,230
Total financial liabilities	33,578	24,871
Estimated fair value [Member] | Fair value, inputs, level 3 [Member] | Mortgage loans [Member]
Financial assets
Loans held for sale	4,721	1,233
Estimated fair value [Member] | Fair value, inputs, level 3 [Member] | Loans held for sale [Member]
Financial assets
Loans held for sale	$ 0	$ 0